OTHER OPERATING INCOME (Tables)	12 Months Ended
Mar. 31, 2021
OTHER OPERATING INCOME
Schedule of other operating income

			For the three	For the fiscal
	For the year ended		months ended	year ended
	December 31,		March 31,	March 31,
	2018	2019	2020	2021
	RMB	RMB	RMB	RMB

Guarantee income (Note 13)	—	—	44,471	207,825
Government grant	—	—	11,572	15,392
VAT in super deduction	—	1,925	—	—
Waiver of operating payables	—	—	—	2,010
Income from sale of loan recognized as a result of payment under the guarantee without recourse	—	—	—	21,119
	—	1,925	56,043	246,346